Consolidated Statements of Operations - USD ($)		3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024
Loss from operations	$ (890)
Other income:
Net Income (loss)	$ (890)
Weighted average shares outstanding (in Shares)	1,000
Basic net income per Ordinary Share (in Dollars per share)	$ (0.89)
Diluted net income per Ordinary Share (in Dollars per share)	$ (0.89)
Operating expenses	$ 890
Weighted average shares of common stock outstanding, basic (in Shares)	1,000
Weighted average shares of common stock outstanding, diluted (in Shares)	1,000
COLOMBIER ACQUISITION CORP. II
General and administrative expenses		$ 441,961	$ 3,019,794
Loss from operations		(441,961)	(3,019,794)
Other income:
Interest earned on marketable securities held in Trust Account		856,457	8,778,260
Total other income, net		856,457	8,778,260
Net Income (loss)		$ 414,496	$ 5,758,466
COLOMBIER ACQUISITION CORP. II | Class A Ordinary Shares
Other income:
Weighted average shares outstanding (in Shares)		6,621,053	17,000,000
Basic net income per Ordinary Share (in Dollars per share)		$ 0.04	$ 0.27
Diluted net income per Ordinary Share (in Dollars per share)		$ 0.04	$ 0.27
Weighted average shares of common stock outstanding, basic (in Shares)		6,621,053	17,000,000
Weighted average shares of common stock outstanding, diluted (in Shares)			17,000,000
COLOMBIER ACQUISITION CORP. II | Class B Ordinary Shares
Other income:
Weighted average shares outstanding (in Shares)		3,944,737	4,250,000
Basic net income per Ordinary Share (in Dollars per share)		$ 0.04	$ 0.27
Diluted net income per Ordinary Share (in Dollars per share)		$ 0.04	$ 0.27
Weighted average shares of common stock outstanding, basic (in Shares)		3,944,737	4,250,000
Weighted average shares of common stock outstanding, diluted (in Shares)			4,250,000